Income Taxes (Details 4)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Federal statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	2.50%	2.10%	2.10%
Tax exempt interest income	0.00%	0.00%	(0.80%)
Stock compensation expense	3.40%	0.60%	0.20%
Manufacturing deduction	(5.90%)	(2.70%)	(3.50%)
Federal research and development tax credit	0.00%	(1.60%)	(1.90%)
Tax contingencies	(3.50%)	0.40%	1.30%
Non-deductible acquisition expenses	12.90%	0.30%	0.00%
Difference in tax rates	(3.40%)	0.00%	0.00%
Other	4.50%	0.10%	(0.10%)
Effective income tax rate	52.30%	34.20%	32.30%